As filed with the U.S. Securities and Exchange Commission on December 10, 2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21666

Hatteras Master Fund, L.P.
(Exact name of registrant as specified in charter)

8510 Colonnade Center Drive Suite 150

Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

David B. Perkins

8510 Colonnade Center Drive Suite 150

Raleigh, NC 27615
(Name and address of agent for service)

919-846-2324

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

Item 1. Reports to Stockholders.

Semi-ANNUAL REPORT SEPTEMBER 30, 2020

Hatteras Core Alternatives Fund, L.P.

Hatteras Core Alternatives TEI Fund, L.P.

Hatteras Core Alternatives Institutional Fund, L.P.

Hatteras Core Alternatives TEI Institutional Fund, L.P.

Beginning on January 1, 2021 as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Funds by calling 1-800-504-9070 or by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Funds, calling 1-800-504-9070 to let the Funds know of your request. Your election to receive in paper will apply to all funds held in your account.

Hatteras Core Alternatives Fund

Hatteras Core Alternatives Fund, L.P.
(a Delaware Limited Partnership)

Hatteras Core Alternatives TEI Fund, L.P.
(a Delaware Limited Partnership)

Hatteras Core Alternatives Institutional Fund, L.P.
(a Delaware Limited Partnership)

Hatteras Core Alternatives TEI Institutional Fund, L.P.
(a Delaware Limited Partnership)

Financial Statements

As of and for the period ended September 30, 2020
(Unaudited)

Hatteras Core Alternatives Fund

As of and for the period ended September 30, 2020
(Unaudited)

Hatteras Core Alternatives Fund, L.P. (a Delaware Limited Partnership)
Hatteras Core Alternatives TEI Fund, L.P. (a Delaware Limited Partnership)
Hatteras Core Alternatives Institutional Fund, L.P. (a Delaware Limited Partnership)
Hatteras Core Alternatives TEI Institutional Fund, L.P. (a Delaware Limited Partnership)

Table of Contents

Statements of Assets, Liabilities and Partners’ Capital	1
Statements of Operations	2
Statements of Changes in Partners’ Capital	3
Statements of Cash Flows	4
Notes to Financial Statements	5-15
Board of Directors	16
Fund Management	17
Other Information	18
Financial Statements of Hatteras Master Fund, L.P.	19

HATTERAS CORE ALTERNATIVES FUND
(each a Delaware Limited Partnership)

Statements of Assets, Liabilities and Partners’ Capital

September 30, 2020 (Unaudited)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.*	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.*
Assets
Investment in Hatteras Master Fund, L.P., at fair value	$43,997,330	$55,602,393	$51,005,163	$136,450,000
Cash and cash equivalents	200,000	205,000	200,000	205,000
Receivable for withdrawals from Hatteras Master Fund, L.P.	2,321,866	2,926,235	2,694,963	7,194,893
Total assets	$46,519,196	$58,733,628	$53,900,126	$143,849,893
Liabilities and partners’ capital
Withdrawals payable	$2,321,866	$2,926,235	$2,690,877	$7,194,893
Servicing fees payable	25,167	31,717	29,166	77,723
Professional fees payable	31,450	19,150	29,904	21,100
Printing fees payable	2,654	2,829	1,736	2,841
Accounting, administration and transfer agency fees payable	18,858	23,501	17,817	26,838
Custodian fees payable	1,187	2,478	1,191	2,478
Withholding tax payable	—	125,502	—	296,871
Other payables	3,065	5,765	3,412	10,319
Total liabilities	2,404,247	3,137,177	2,774,103	7,633,063
Partners’ capital	44,114,949	55,596,451	51,126,023	136,216,830
Total liabilities and partners’ capital	$46,519,196	$58,733,628	$53,900,126	$143,849,893
Components of partners’ capital
Paid-in capital	$16,787,227	$26,544,451	$17,561,457	$21,952,025
Total distributable earnings	27,327,722	29,052,000	33,564,566	114,264,805
Partners’ capital	$44,114,949	$55,596,451	$51,126,023	$136,216,830
Net asset value per unit	$117.71	$114.80	$124.06	$121.33
Maximum offering price per unit**	$120.11	$117.14	$124.06	$121.33
Number of authorized units	7,500,000.00	7,500,000.00	7,500,000.00	7,500,000.00
Number of outstanding units	374,780.83	484,307.36	412,112.39	1,122,665.63

*	Consolidated Statement. See Note 2 in the notes to the financial statements.
**	The maximum sales load for the Hatteras Core Alternatives Fund, L.P. and the Hatteras Core Alternatives TEI Fund, L.P. is 2.00%. The remaining funds are not subject to a sales load.

See notes to financial statements and financial statements of Hatteras Master Fund, L.P.

1

HATTERAS CORE ALTERNATIVES FUND
(each a Delaware Limited Partnership)

Statements of Operations

For the period ended September 30, 2020 (Unaudited)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.*	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.*
Net investment income/(loss) allocated from Hatteras Master Fund, L.P.
Investment income	$28,261	$35,832	$32,761	$87,847
Operating expenses	(377,058)	(477,877)	(437,094)	(1,171,729)
Net investment income/(loss) allocated from Hatteras Master Fund, L.P.	(348,797)	(442,045)	(404,333)	(1,083,882)
Feeder Fund investment income
Interest	66	67	66	64
Total Feeder Fund investment income	66	67	66	64
Feeder Fund expenses
Servicing fee	150,229	189,949	174,104	465,191
Accounting, administration and transfer agency fees	48,388	66,861	46,867	84,774
Insurance fees	19,081	24,662	21,351	57,745
Professional fees	28,050	15,950	27,050	16,150
Printing fees	4,411	4,298	4,399	4,286
Custodian fees	2,480	5,008	2,478	5,004
Witholding tax	—	470,897	—	932,305
Other expenses	585	1,921	649	1,988
Total Feeder Fund expenses	253,224	779,546	276,898	1,567,443
Net investment income/(loss)	(601,955)	(1,221,524)	(681,165)	(2,651,261)
Net realized gain/(loss) and change in unrealized appreciation/depreciation on investments allocated from Hatteras Master Fund, L.P.
Net realized gain/(loss) from investments in Adviser Funds, securities and foreign exhange transactions	793,266	1,003,404	919,582	2,461,468
Net change in unrealized appreciation/depreciation on investments in Adviser Funds, securities and foreign exhange translations	2,675,559	3,396,975	3,100,529	8,331,665
Net realized gain/(loss) and change in unrealized appreciation/depreciation on investments allocated from Hatteras Master Fund, L.P.	3,468,825	4,400,379	4,020,111	10,793,133
Net increase/(decrease) in partners’ capital resulting from operations	$2,866,870	$3,178,855	$3,338,946	$8,141,872

*	Consolidated Statement. See Note 2 in the notes to the financial statements.

See notes to financial statements and financial statements of Hatteras Master Fund, L.P.

2

HATTERAS CORE ALTERNATIVES FUND
(each a Delaware Limited Partnership)

Statements of Changes in Partners’ Capital

For the year ended March 31, 2020 and the period ended September 30, 2020 (Unaudited)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.*	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.*
	Limited Partners	Limited Partners	Limited Partners	Limited Partners
Partners’ Capital, at March 31, 2019	$64,607,429	$83,498,122	$73,551,994	$198,404,672
Capital contributions	—	—	—	—
Capital withdrawals	(13,171,254)	(17,908,434)	(13,987,465)	(38,259,013)
Performance allocation	(11,313)	1,973	(11,052)	5,376
Net investment income/(loss)	(903,352)	(1,418,777)	(1,028,761)	(3,308,230)
Net realized gain/(loss) from investments in Adviser Funds, securities and foreign exchange transactions	4,967,423	6,413,637	5,655,788	15,284,392
Net change in unrealized appreciation/depreciation on investments in Adviser Funds, securites and foreign exchange translations	(9,615,439)	(12,324,201)	(11,020,430)	(29,707,044)
Partners’ Capital, at March 31, 2020	$45,873,494	$58,262,320	$53,160,074	$142,420,153
Capital contributions	—	—	—	—
Capital withdrawals	(4,625,415)	(5,844,724)	(5,372,997)	(14,345,195)
Performance allocation	—	—	—	—
Net investment income/(loss)	(601,955)	(1,221,524)	(681,165)	(2,651,261)
Net realized gain/(loss) from investments in Adviser Funds, securities and foreign exchange transactions	793,266	1,003,404	919,582	2,461,468
Net change in unrealized appreciation/depreciation on investments in Adviser Funds, securities and foreign exchange translations	$2,675,559	$3,396,975	$3,100,529	$8,331,665
Partners’ Capital, at September 30, 2020	$44,114,949	$55,596,451	$51,126,023	$136,216,830

*	Consolidated Statement. See Note 2 in the notes to the financial statements.

See notes to financial statements and financial statements of Hatteras Master Fund, L.P.

3

HATTERAS CORE ALTERNATIVES FUND
(each a Delaware Limited Partnership)

Statements of Cash Flows

For the period ended September 30, 2020 (Unaudited)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.*	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.*
Cash flows from operating activities:
Net increase/(decrease) in partners’ capital resulting from operations	$2,866,870	$3,178,855	$3,338,946	$8,141,872
Adjustments to reconcile net decrease in partners’ capital resulting from operations to net cash provided by operating activies:
Proceeds, net of change in withdrawals receivable, from Hatteras Master Fund, L.P.	4,884,362	6,466,533	5,657,534	15,657,742
Net investment (income)/loss allocated from Hatteras Master Fund, L.P.	348,797	442,045	404,333	1,083,882
Net realized (gain)/loss from investments in Adviser Funds, securities and foreign exhange transactions allocated from Hatteras Master Fund, L.P.	(793,266)	(1,003,404)	(919,582)	(2,461,468)
Net change in unrealized (appreciation)/depreciation on investments in Adviser Funds, securities and foreign exchange translations allocated from Hatteras Master Fund, L.P.	(2,675,559)	(3,396,975)	(3,100,529)	(8,331,665)
(Increase)/Decrease in receivable for withdrawals from Hatteras Master Fund, L.P.	1,486,797	2,168,310	783,842	2,658,383
(Increase)/Decrease in other receivables	286	20,508	140	135
(Increase)/Decrease in prepaid assets	15,867	29,125	17,892	48,638
Increase/(Decrease) in servicing fees payable	(3,621)	(4,984)	(3,688)	(10,597)
Increase/(Decrease) in professional fees payable	(20,150)	(12,750)	(19,196)	(11,200)
Increase/(Decrease) in printing fees payable	(1,991)	(1,953)	(3,046)	(1,941)
Increase/(Decrease) in accounting, administration and transfer agency fees payable	476	(4,269)	488	(8,538)
Increase/(Decrease) in custodian fees payable	370	814	379	810
Increase/(Decrease) in withholding tax payable	—	125,502	—	227,206
Increase/(Decrease) in other payables	2,974	5,677	3,412	10,319
Net cash provided by operating activities	6,112,212	8,013,034	6,160,925	17,003,578
Cash flows from financing activities:
Capital contributions	—	—	—	—
Capital withdrawals, net of change in withdrawals payable and performance allocation	(6,112,212)	(8,013,034)	(6,160,925)	(17,003,578)
Net cash used in financing activities	(6,112,212)	(8,013,034)	(6,160,925)	(17,003,578)
Net change in cash and cash equivalents	—	—	—	—
Cash and cash equivalents at beginning of year	200,000	205,000	200,000	205,000
Cash and cash equivalents at end of year	$200,000	$205,000	$200,000	$205,000
Supplemental disclosure of withholding tax paid	$—	$470,897	$—	$932,305

*	Consolidated Statement. See Note 2 in the notes to the financial statements.

See notes to financial statements and financial statements of Hatteras Master Fund, L.P.

4

HATTERAS CORE ALTERNATIVES FUND
(each a Delaware Limited Partnership)

Notes to Financial Statements

As of and for the period ended September 30, 2020 (Unaudited)

1.	ORGANIZATION

The Hatteras Core Alternatives Fund, each a “Feeder Fund” and collectively the “Feeder Funds” are:

Hatteras Core Alternatives Fund, L.P.
Hatteras Core Alternatives TEI Fund, L.P.
Hatteras Core Alternatives Institutional Fund, L.P.
Hatteras Core Alternatives TEI Institutional Fund, L.P.

The Feeder Funds are organized as Delaware limited partnerships, and are registered under the Securities Act of 1933 (the “1933 Act”), as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end, diversified, management investment companies. The primary investment objective of the Feeder Funds is to provide capital appreciation consistent with the return characteristic of the alternative investment portfolios of larger endowments. The Feeder Funds’ secondary objective is to provide capital appreciation with less volatility than that of the equity markets. To achieve their objectives, the Feeder Funds provide their investors with access to a broad range of investment strategies, asset categories and trading advisers (“Advisers”) and by providing overall asset allocation services typically available on a collective basis to larger institutions, through an investment of substantially all of their assets into the Hatteras Master Fund, L.P. (the “Master Fund” together with the Feeder Funds, the “Funds”), which is registered under the 1940 Act. Hatters Funds, LP, doing business as Hatteras Investment Partners (the “Investment Manager” or the “General Partner”), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended, serves as Investment Manager to the Master Fund. Investors who acquire units of limited partnership interest in the Feeder Funds (“Units”) are the limited partners (each, a “Limited Partner” and together, the “Limited Partners”) of the Feeder Funds.

The Hatteras Core Alternatives TEI Fund, L.P. and the Hatteras Core Alternatives TEI Institutional Fund, L.P. each invest substantially all of their assets in the Hatteras Core Alternatives Offshore Fund, LDC and Hatteras Core Alternatives Offshore Institutional Fund, LDC, (each a “Blocker Fund” and collectively the “Blocker Funds”), respectively. The Blocker Funds are Cayman Islands limited duration companies with the same investment objective as the Feeder Funds. The Blocker Funds serve solely as intermediate entities through which the Hatteras Core Alternatives TEI Fund, L.P. and the Hatteras Core Alternatives TEI Institutional Fund, L.P. invest in the Master Fund. The Blocker Funds enable tax-exempt Limited Partners (as defined below) to invest without receiving certain income in a form that would otherwise be taxable to such tax-exempt Limited Partners regardless of their tax-exempt status. The Hatteras Core Alternatives TEI Fund, L.P. owns 100% of the participating beneficial interests of the Hatteras Core Alternatives Offshore Fund, LDC and the Hatteras Core Alternatives TEI Institutional Fund, L.P. owns 100% of the participating beneficial interests of the Hatteras Core Alternatives Offshore Institutional Fund, LDC. The Notes to Financial Statements discuss the Feeder Funds’ investment in the Master Fund for Hatteras Core Alternatives TEI Fund, L.P. and Hatteras Core Alternatives TEI Institutional Fund, L.P. assuming, and as stated previously in the paragraph, their investment in the Master Fund passes through the applicable Blocker Fund.

Each Feeder Fund is considered an investment company under the 1940 Act, following the accounting principles generally accepted in the United States of America (“GAAP”) and the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies (“ASC 946”). The financial statements of the Master Fund, including the schedule of investments, are included elsewhere in this report and should be read with the Feeder Funds’ financial statements. The percentages of the Master Fund’s beneficial limited partnership interests owned by the Feeder Funds at September 30, 2020 are:

Hatteras Core Alternatives Fund, L.P.	15.33%
Hatteras Core Alternatives TEI Fund, L.P.	19.37%
Hatteras Core Alternatives Institutional Fund, L.P.	17.77%
Hatteras Core Alternatives TEI Institutional Fund, L.P.	47.53%

Each of the Feeder Funds has an appointed Board of Directors (collectively the “Board”), which has the rights and powers to monitor and oversee the business affairs of the Feeder Funds, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Feeder Funds’ business.

5

HATTERAS CORE ALTERNATIVES FUND
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2020 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in accordance with GAAP and are expressed in United States (“U.S.”) dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Investment Valuation

The Feeder Funds do not make direct investments in securities or financial instruments, and invest substantially all of their assets in the Master Fund. The Feeder Funds record their investment in the Master Fund at fair value, based on each Feeder Fund’s pro rata percentage of partners’ capital of the Master Fund. Valuation of securities held by the Master Fund, including the Master Fund’s disclosure of investments under the three-tier hierarchy, is also discussed in the notes to the Master Fund’s financial statements included elsewhere in this report.

b.	Allocations from the Master Fund

The Feeder Funds record their allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation from the Master Fund.

c.	Feeder Fund Level Income and Expenses

Interest income on any cash or cash equivalents held by the Feeder Funds is recognized on an accrual basis. Expenses that are specifically attributed to the Feeder Funds are charged to each Feeder Fund. Because the Feeder Funds bear their proportionate share of the management fee of the Master Fund, the Feeder Funds pay no direct management fee to the Investment Manager or sub-adviser. The Feeder Funds’ specific expenses are recorded on an accrual basis.

d.	Tax Basis Reporting

Because the Master Fund invests primarily in investment funds that are treated as partnerships for U.S. Federal tax purposes, the tax character of each of the Feeder Fund’s allocated earnings is established dependent upon the tax filings of the investment vehicles operated by the Advisers (“Adviser Funds”). Accordingly, the tax basis of these allocated earnings and the related balances are not available as of the reporting date.

e.	Income Taxes

For U.S. Federal income tax purposes, the Feeder Funds are treated as partnerships, and each Limited Partner in each respective Feeder Fund is treated as the owner of its proportionate share of the partners’ capital, income, expenses, and the realized and unrealized gains/(losses) of such Feeder Fund. Accordingly, no federal, state or local income taxes have been provided on profits of the Feeder Funds since the Limited Partners are individually liable for the taxes on their share of the Feeder Funds.

The Feeder Funds file tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Feeder Funds are subject to examination by federal, state, local and foreign jurisdictions, where applicable. For the Feeder Funds’ tax years ended December 31, 2016 through December 31, 2019, the Feeder Funds are open to examination by major tax jurisdictions under the statute of limitations.

The Feeder Funds have reviewed any potential tax positions as of September 30, 2020 and have determined that they do not have a liability for any unrecognized tax benefits or expense. The Feeder Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended September 30, 2020, the Feeder Funds did not incur any interest or penalties.

The Blocker Funds may be subject to withholding of U.S. Federal income tax at the current statutory rate of their allocable share of the Master Fund’s U.S.-source dividend income and other U.S.-source fixed, determinable annual or periodic gains, profits, or income, as defined in Section 881(a) of the Internal Revenue Code of 1986, as amended. This tax treatment differs in comparison to the tax treatment of most forms of interest income.

6

HATTERAS CORE ALTERNATIVES FUND
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2020 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (concluded)

f.	Cash and Cash Equivalents

Cash and cash equivalents includes amounts held in interest bearing demand deposit accounts. Such cash, at times, may exceed federally insured limits. The Feeder Funds have not experienced any losses in such accounts and do not believe they are exposed to any significant credit risk on such accounts.

g.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in partners’ capital from operations during the reporting period. Actual results could differ from those estimates.

h.	Consolidated Financial Statements

The asset, liability, and equity accounts of the Hatteras Core Alternatives TEI Fund, L.P. and the Hatteras Core Alternatives TEI Institutional Fund, L.P. are consolidated with their respective Blocker Funds, as presented in the Statements of Assets, Liabilities, and Partners’ Capital, Statements of Operations, Statements of Changes in Partners’ Capital, and Statements of Cash Flows. All intercompany accounts and transactions have been eliminated in consolidation.

3.	ALLOCATION OF LIMITED PARTNERS’ CAPITAL

Allocation Periods begin on the first calendar day of each month and end at the close of business on the last day of each month (“Allocation Period”). The Feeder Funds maintain a separate capital account (“Capital Account”) on their books for each Limited Partner. Net profits or net losses of the Feeder Funds for each Allocation Period will be allocated among and credited to or debited against the Capital Accounts of the Limited Partners. Net profits or net losses will be measured as the net change in the value of the Limited Partners’ capital of the Feeder Funds, which includes; net change in unrealized appreciation or depreciation of investments, realized gain/(loss), and net investment income/(loss) during an Allocation Period.

Each Limited Partner’s Capital Account will have an opening balance equal to the Limited Partner’s initial purchase of the Feeder Fund (i.e., the amount of the investment less any applicable sales load of up to 2.00% of the purchased amount for purchases of Units of Hatteras Core Alternatives Fund, L.P. and Hatteras Core Alternatives TEI Fund, L.P.), and thereafter, will be (i) increased by the amount of any additional purchases by such Limited Partner; (ii) decreased for any payments upon repurchase or sale of such Limited Partner’s Units or any distributions in respect of such Limited Partner; and (iii) increased or decreased as of the close of each Allocation Period by such Limited Partner’s allocable share of the net profits or net losses of the Feeder Fund.

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.
Ending Units, March 31, 2019	525,850.37	689,467.72	567,907.08	1,553,122.27
Contributions	—	—	—	—
Withdrawals	(110,580.75)	(152,839.08)	(111,162.06)	(308,907.01)
Ending Units, March 31, 2020	415,269.62	536,628.64	456,745.02	1,244,215.26
Contributions	—	—	—	—
Withdrawals	(40,488.79)	(52,321.28)	(44,632.63)	(121,549.63)
Ending Units, Septeber 30, 2020	374,780.83	484,307.36	412,112.39	1,122,665.63

7

HATTERAS CORE ALTERNATIVES FUND
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2020 (Unaudited)

4.	RELATED PARTY TRANSACTIONS AND OTHER

In consideration for fund services, each Feeder Fund will pay the Investment Manager (in such capacity, the “Servicing Agent”) a fund servicing fee charged at the annual rate of 0.65% of the month-end partners’ capital of each Feeder Fund. The respective Feeder Fund servicing fees payable to the Servicing Agent will be borne by all Limited Partners of the respective Feeder Fund on a pro-rata basis before giving effect to any repurchase of interests in the Master Fund effective as of that date, and will decrease the net profits or increase the net losses of the Master Fund that are credited to its interest holders, including each Feeder Fund.

The General Partner is allocated a performance allocation payable annually equal to 10% of the amount by which net new profits of the limited partner interests of the Master Fund exceed the “hurdle amount,” which is calculated as of the last day of the preceding calendar year of the Master Fund at a rate equal to the yield-to-maturity of the 90-day U.S. Treasury Bill for the last business day of the preceding calendar year (the “Performance Allocation”). The Performance Allocation is calculated for each Feeder Fund at the Master Fund level. The Performance Allocation is made on a “peak to peak,” or “high watermark” basis, which means that the Performance Allocation is made only with respect to new net profits. If the Master Fund has a net loss in any period followed by a net profit, no Performance Allocation will be made with respect to such subsequent appreciation until such net loss has been recovered. There was no Performance Allocation for the period ended September 30, 2020 allocated to the Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P. and Hatteras Core Alternatives TEI Institutional Fund, L.P., respectively.

Hatteras Capital Distributors, LLC (“HCD”), an affiliate of the Investment Manager, serves as the Feeder Funds’ distributor. HCD receives a servicing fee from the Investment Manager based on the partners’ capital of the Master Fund as of the last day of the month (before giving effect to any repurchase of interests in the Master Fund).

U.S. Bank, N.A. (“USB”) serves as custodian of the Feeder Funds’ cash balances and provides custodial services for the Feeder Funds. U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”), serves as the administrator and accounting agent to the Feeder Funds and provides certain accounting, record keeping and investor related services. The Feeder Funds pay a fee to the custodian and administrator based upon average total Limited Partners’ capital, subject to certain minimums.

The Investment Manager, Portfolio Advisors, LLC (“Portfolio Advisors” or the “Sub-Adviser”) and the Master Fund have entered into an investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”), whereby Portfolio Advisors is compensated by the Investment Manager a portion of the management fee the Investment Manager received from the Master Fund and Performance Allocation, if any.

The Funds have engaged Cipperman Compliance Services (“Cipperman”) to provide compliance services including the appointment of the Funds’ Chief Compliance Officer. Effective January 1, 2019, Cipperman is paid an annual fee of $63,000 for services provided, which is allocated among the Funds and other affiliated entities.

As of September 30, 2020, Limited Partners who are affiliated with the Investment Manager owned $1,317,042 (2.57% of partners’ capital) of Hatteras Core Alternatives Institutional Fund, L.P., and $567,949 (0.42% of partners’ capital) of Hatteras Core Alternatives TEI Institutional Fund, L.P.

5.	RISK FACTORS

An investment in the Feeder Funds involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its Adviser Fund holdings for extended periods, which may be several years. Limited Partners should refer to the Master Fund’s financial statements included in this report along with the applicable Feeder Fund’s prospectus, as supplemented and corresponding statement of additional information for a more complete list of risk factors. No guarantee or representation is made that the Feeder Funds’ investment objective will be met.

8

HATTERAS CORE ALTERNATIVES FUND
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2020 (Unaudited)

6.	REPURCHASE OF LIMITED PARTNERS’ UNITS

The Board may, from time to time and in its sole discretion, cause the Feeder Funds to repurchase Units from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Feeder Funds should offer to repurchase Units, the Board will consider, among other things, the recommendation of the Investment Manager and Sub-Adviser. The Feeder Funds generally expect to offer to repurchase Units from Limited Partners on a quarterly basis as of March 31, June 30, September 30 and December 31 of each year. In no event will more than 20% of the Units of a Feeder Fund be repurchased per quarter. In addition, the Board did not approve additional forced repurchases during the period ended September 30, 2020 for Limited Partners with capital balances below a specified minimum of $25,000 and/or dissolving pension plans. The Feeder Funds do not intend to distribute to the Limited Partners any of the Feeder Funds’ income, but generally expect to reinvest substantially all income and gains allocable to the Limited Partners. A Limited Partner may, therefore, be allocated taxable income and gains and not receive any cash distribution. Units repurchased prior to the Limited Partner’s one year anniversary of its initial investment may be subject to a maximum 2.00% repurchase fee. There were no repurchase fees charged during the period ended September 30, 2020.

7.	INDEMNIFICATION

In the normal course of business, the Feeder Funds enter into contracts that provide general indemnifications. The Feeder Funds’ maximum exposure under these agreements is dependent on future claims that may be made against the Feeder Funds, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8.	FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Feeder Funds’ financial performance. The total returns in the table represent the rate that a Limited Partner would be expected to have earned or lost on an investment in each Feeder Fund.

The ratios and total return amounts for each Feeder Fund are calculated based on each Limited Partner’s net asset value. The Investment Manager’s interest is excluded from the calculations. An individual Limited Partner’s ratios or returns may vary from the table below based on the timing of contributions and withdrawals and Performance Allocation.

The ratios are calculated by dividing total dollars of income or expenses, as applicable, by the average of total monthly Limited Partners’ capital. The ratios include the Feeder Funds’ proportionate share of the Master Fund’s income and expenses.

Total return amounts are calculated based on the change in unit value during each accounting period.

The portfolio turnover rate is calculated based on the Master Fund’s investment activity, as turnover occurs at the Master Fund level and the Feeder Funds are typically invested 100% in the Master Fund.

9

HATTERAS CORE ALTERNATIVES FUND
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2020 (Unaudited)

8.	FINANCIAL HIGHLIGHTS (continued)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.
Unit Value, March 31, 2015	$109.09	$108.44	$113.69	$112.44
Income from investment operations:
Net investment income/(loss)	0.58	0.18	4.48	4.22
Net realized and unrealized gain/(loss) on investment transactions	(7.89)	(7.65)	(11.26)	(11.03)
Total from investment operations	(7.31)	(7.47)	(6.78)	(6.81)
Unit Value, March 31, 2016	101.78	100.97	106.91	105.63
Income from investment operations:
Net investment income/(loss)	(3.96)	(4.29)	0.31	0.15
Net realized and unrealized gain/(loss) on investment transactions	8.97	9.21	5.31	5.42
Total from investment operations	5.01	4.92	5.62	5.57
Unit Value, March 31, 2017	106.79	105.89	112.53	111.20
Income from investment operations:
Net investment income/(loss)	(5.97)	(6.59)	(0.54)	(0.71)
Net realized and unrealized gain/(loss) on investment transactions	12.57	12.67	7.40	7.47
Total from investment operations	6.60	6.08	6.86	6.76
Unit Value, March 31, 2018	113.39	111.97	119.39	117.96
Income from investment operations:
Net investment income/(loss)	(6.80)	(7.44)	(0.45)	(0.89)
Net realized and unrealized gain/(loss) on investment transactions	16.27	16.58	10.57	10.68
Total from investment operations	9.47	9.14	10.12	9.79
Unit Value, March 31, 2019	122.86	121.11	129.51	127.75
Income from investment operations:
Net investment income/(loss)	(8.93)	(10.55)	(0.74)	(1.43)
Net realized and unrealized gain/(loss) on investment transactions	(3.46)	(1.99)	(12.38)	(11.85)
Total from investment operations	(12.39)	(12.54)	(13.12)	(13.28)
Unit Value, March 31, 2020	110.47	108.57	116.39	114.47
Income from investment operations:
Net investment income/(loss)	(5.31)	(6.66)	(1.06)	(1.98)
Net realized and unrealized gain/(loss) on investment transactions	12.55	12.89	8.73	8.84
Total from investment operations	7.24	6.23	7.67	6.86
Unit Value, September 30, 2020	$117.71	$114.80	$124.06	$121.33

10

HATTERAS CORE ALTERNATIVES FUND
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2020 (Unaudited)

8.	FINANCIAL HIGHLIGHTS (continued)

	For the period ended September 30, 2020 (Unaudited)	For the Years Ended March 31,
Hatteras Core Alternatives Fund, L.P.		2020	2019	2018	2017	2016
Total return before Performance Allocation	6.55%[4]	(10.63)%	9.04%	6.20%	4.92%	(6.70)%
Performance Allocation	0.00%[4]	(0.02)%	(0.69)%	(0.02)%	0.00%	0.00%
Total return after Performance Allocation	6.55%[4]	(10.65)%	8.35%	6.18%	4.92%	(6.70)%
Net investment income/(loss)[1]	(2.60)%[4]	(1.53)%	(1.53)%	(1.90)%	(1.44)%	2.24%
Operating expenses, excluding Performance Allocation[1,2,3]	2.72%[5]	2.51%	2.30%	2.56%	2.42%	2.44%
Performance Allocation[1]	0.00%[4]	0.02%	0.69%	0.02%	0.00%	0.00%
Net expenses[1]	2.72%[5]	2.53%	2.99%	2.58%	2.42%	2.44%
Partners’ capital, end of year (000’s)	$44,115	$45,873	$64,607	$74,911	$90,373	$108,291
Portfolio turnover rate (Master Fund)	1.77%[4]	7.96%	9.62%	18.90%	6.49%	8.20%

[1]	Ratios include allocations from the Master Fund.
[2]

Ratios calculated based on total expenses and average partners’ capital. If the expense ratio calculation had been performed monthly, which is the frequency for striking the Feeder Fund’s net asset value, the ratios would have been different.

[3]

Ratios include other operating expenses of allocated credit facility fees and interest expense from the Master Fund. For the period ended September 30, 2020 and for the years ended March 31, 2020 - 2016, the ratios of credit facility fees and interest expense to average partners’ capital allocated from the Master Fund were 0.04%, 0.04%, 0.05%, 0.02%, 0.09%, and 0.12%, respectively. For the period ended September 30, 2020 and for the years ended March 31, 2020 - 2016, the ratios of operating expenses excluding allocated credit facility fees and interest expense to average partners’ capital were 2.68%, 2.47%, 2.25%, 2.54%, 2.33%, and 2.32%, respectively.

[4]	Not Annualized.
[5]	Annualized.

11

HATTERAS CORE ALTERNATIVES FUND
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2020 (Unaudited)

8.	FINANCIAL HIGHLIGHTS (continued)

	For the period ended September 30, 2020 (Unaudited)	For the Years Ended March 31,
Hatteras Core Alternatives TEI Fund, L.P.		2020	2019	2018	2017	2016
Total return before Performance Allocation	5.74%[4]	(10.36)%	8.83%	6.06%	4.88%	(6.89)%
Performance Allocation	0.00%[4]	0.00%	(0.67)%	(0.32)%	0.00%	0.00%
Total return after Performance Allocation	5.74%[4]	(10.36)%	8.16%	5.74%	4.88%	(6.89)%
Net investment income/(loss)[1]	(4.17)%[4]	(1.87)%	(1.71)%	(2.01)%	(1.50)%	2.05%
Operating expenses, excluding Performance Allocation[1,2,3]	4.29%[5]	2.85%	2.49%	2.66%	2.49%	2.63%
Performance Allocation[1]	0.00%[4]	0.00%	0.67%	0.32%	0.00%	0.00%
Net expenses[1]	4.29%[5]	2.85%	3.16%	2.98%	2.49%	2.63%
Partners’ capital, end of year (000’s)	$55,596	$58,262	$83,498	$96,872	$118,573	$142,886
Portfolio turnover rate (Master Fund)	1.77%[4]	7.96%	9.62%	18.90%	6.49%	8.20%

[1]	Ratios include allocations from the Master Fund.
[2]

Ratios calculated based on total expenses and average partners’ capital. If the expense ratio calculation had been performed monthly, which is the frequency for striking the Feeder Fund’s net asset value, the ratios would have been different.

[3]

Ratios include other operating expenses of allocated credit facility fees and interest expense from the Master Fund. For the period ended September 30, 2020 and for the years ended March 31, 2020 - 2016, the ratios of credit facility fees and interest expense to average partners’ capital allocated from the Master Fund were 0.04%, 0.04%, 0.05%, 0.02%, 0.09%, and 0.12%,respectively; and the ratios of witholding tax to average partners’ capital were 0.81%, 0.43%, 0.19%, 0.23%, 0.16%, 0.22%, and 0.10%, respectively. For the period ended September 30, 2020 and for the years ended March 31, 2020 - 2016, the ratios of operating expenses excluding witholding tax, allocated credit facility fees and interest expense to average partners’ capital were 3.44%, 2.38%, 2.25%, 2.41%, 2.24%, and 2.29%, respectively.

[4]	Not Annualized.
[5]	Annualized.

12

HATTERAS CORE ALTERNATIVES FUND
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2020 (Unaudited)

8.	FINANCIAL HIGHLIGHTS (continued)

	For the period ended September 30, 2020 (Unaudited)	For the Years Ended March 31,
Hatteras Core Alternatives Institutional Fund, L.P.		2020	2019	2018	2017	2016
Total return before Performance Allocation	6.59%[5]	(10.11)%	9.18%	6.27%	5.26%	(5.96)%
Performance Allocation	0.00%[5]	(0.02)%	(0.70)%	(0.17)%	0.00%	0.00%[4]
Total return after Performance Allocation	6.59%[5]	(10.30)%	8.48%	6.10%	5.26%	(5.96)%
Net investment income/(loss)[1]	(2.54)%[5]	(1.53)%	(1.46)%	(1.83)%	(1.12)%	3.02%
Operating expenses, excluding Performance Allocation[1,2,3]	2.66%[6]	2.50%	2.24%	2.48%	2.10%	1.66%
Performance Allocation[1]	0.00%[5]	0.02%	0.70%	0.17%	0.00%	0.00%[4]
Net expenses[1]	2.66%[6]	2.52%	2.94%	2.65%	2.10%	1.66%
Partners’ capital, end of year (000’s)	$51,126	$53,160	$73,552	$83,812	$99,772	$118,364
Portfolio turnover rate (Master Fund)	1.77%[5]	7.96%	9.62%	18.90%	6.49%	8.20%

[1]	Ratios include allocations from the Master Fund.
[2]

Ratios calculated based on total expenses and average partners’ capital. If the expense ratio calculation had been performed monthly, which is the frequency for striking the Feeder Fund’s net asset value, the ratios would have been different.

[3]

Ratios include other operating expenses of allocated credit facility fees and interest expense from the Master Fund. For the period ended September 30, 2020 and for the years ended March 31, 2020 - 2016, the ratios of credit facility fees and interest expense to average partners’ capital allocated from the Master Fund were 0.04%, 0.04%, 0.05%, 0.02%, 0.09%, and 0.12%, respectively. For the period ended September 30, 2020 and for the years ended March 31, 2020 - 2016, the ratios of operating expenses excluding allocated credit facility fees and interest expense to average partners’ capital were 2.62%, 2.46%, 2.19%, 2.46%, 2.01%, and 1.54%, respectively.

[4]	Reversal of accrued Performance Allocation from April 1, 2015 to December 31, 2015, rounds to less than 0.005%.
[5]	Not Annualized.
[6]	Annualized.

13

HATTERAS CORE ALTERNATIVES FUND
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2020 (Unaudited)

8.	FINANCIAL HIGHLIGHTS (concluded)

	For the period ended September 30, 2020 (Unaudited)	For the Years Ended March 31,
Hatteras Core Alternatives TEI Institutional Fund, L.P.		2020	2019	2018	2017	2016
Total return before Performance Allocation	5.59%[5]	(10.40)%	8.98%	6.25%	5.28%	(6.07)%
Performance Allocation	0.00%[5]	0.00%	(0.68)%	(0.17)%	0.00%	0.01%[4]
Total return after Performance Allocation	5.59%[5]	(10.40)%	8.30%	6.08%	5.28%	(6.06)%
Net investment income/(loss)[1]	(3.70)%[5]	(1.82)%	(1.66)%	(1.86)%	(1.11)%	2.92%
Operating expenses, excluding Performance Allocation[1,2,3]	3.82%[6]	2.80%	2.43%	2.51%	2.09%	1.76%
Performance Allocation[1]	0.00%[5]	0.00%	0.68%	0.17%	0.00%	(0.01)%[4]
Net expenses[1]	3.82%[6]	2.80%	3.11%	2.68%	2.09%	1.76%
Partners’ capital, end of year (000’s)	$136,217	$142,420	$198,405	$226,756	$270,556	$318,297
Portfolio turnover rate (Master Fund)	1.77%[5]	7.96%	9.62%	18.90%	6.49%	8.20%

[1]	Ratios include allocations from the Master Fund.
[2]

Ratios calculated based on total expenses and average partners’ capital. If the expense ratio calculation had been performed monthly, which is the frequency for striking the Feeder Fund’s net asset value, the ratios would have been different

[3]

Ratios include other operating expenses of allocated credit facility fees and interest expense from the Master Fund. For the period ended September 30, 2020 and for the years ended March 31, 2020 - 2016, the ratios of credit facility fees and interest expense to average partners’ capital allocated from the Master Fund were 0.04%, 0.04%, 0.05%, 0.02%, 0.09%, and 0.12%, respectively; and the ratios of witholding tax to average partners’ capital were 0.65%, 0.46%, 0.25%, 0.22%, 0.14%, and 0.20%, respectively. For the period ended September 30, 2020 and for the years ended March 31, 2020 - 2016, the ratios of operating expenses excluding witholding tax, allocated credit facility fees and interest expense to average partners’ capital were 3.13%, 2.30%, 2.13% 2.27%, 1.84%, and 1.44%, respectively.

[4]	Reversal of accrued Performance Allocation from April 1, 2015 to December 31, 2015.
[5]	Not Annualized.
[6]	Annualized.

14

HATTERAS CORE ALTERNATIVES FUND
(each a Delaware Limited Partnership)

Notes to Financial Statements (Concluded)

As of and for the period ended September 30, 2020 (Unaudited)

9. RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has elected not to early adopt the removed or modified disclosures and has elected to delay adoption of the additional disclosures under ASU 2018-13. Management has adopted the changes under ASU 2018-13.

10.	SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements except for the following:

The Investment Manager recommended to the Boards that a tender offer in an amount of up to approximately 5.00% of partners’ capital of each of the Feeder Funds be made for the quarter ending September 30, 2020 to those Limited Partners who elect to tender their Units prior to the expiration of the tender offer period. The Boards approved such recommendation and Limited Partners in the Feeder Funds were notified of the tender offer’s expiration date on September 24, 2020, and submitted tender requests from October 1, 2020 through the date of expiration of the tender offer that exceeded the 5.00% of partners’ capital of each of the Feeder Funds. As the Feeder Funds are oversubscribed, Management is estimating the following amounts will be tendered:

Hatteras Core Alternatives Fund, L.P.	$2,235,568
Hatteras Core Alternatives TEI Fund, L.P.	$2,813,584
Hatteras Core Alternatives Institutional Fund, L.P.	$2,590,951
Hatteras Core Alternatives TEI Institutional Fund, L.P.	$6,894,851

15

HATTERAS CORE ALTERNATIVES FUND
(each a Delaware Limited Partnership)

Board of Directors
(Unaudited)

The identity of the Board members (each a “Director”) and brief biographical information, is set forth below. The business address of each Director is care of Hatteras Investment Partners, 8510 Colonnade Center Drive, Suite 150, Raleigh, NC 27615. The term of office of each Director is from the time of such Director’s election and qualification until his or her successor shall have been elected and shall have qualified, or until he or she is removed, resigns or is subject to various disabling events such as death or incapacity. A Director may resign upon 90 days’ prior written notice to the Board and may be removed either by a vote of a majority of the Board not subject to the removal vote or of Limited Partners holding not less than two-thirds of the total number of votes eligible to be cast by all of the Limited Partners. The Feeder Funds’ Statements of Additional Information include information about the Directors and may be obtained without charge by calling 1-888-363-2324.

Name & Date of Birth	Position(s) Held with the Feeder Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex[1] Overseen by Director
INTERESTED DIRECTOR
David B. Perkins[2] July, 1962	President and Chairman of the Board of Directors	Since Inception	President and Trustee, each fund in the Fund Complex (2004 to Present); Chief Executive Officer of Hatteras Investment Partners (2014 to Present); Co-Founder of Hatteras Investment Partners LLC and its affiliated entities (“Hatteras Funds”) in 2003.	6
INDEPENDENT DIRECTORS
H. Alexander Holmes May, 1942	Director; Audit Committee Member	Since Inception	Founder, Holmes Advisory Services, LLC, a financial consultation firm (1993 to Present).	6
Steve E. Moss, CPA February, 1953	Director; Audit Committee Member	Since Inception	Principal, Holden, Moss, Knott, Clark & Copley, PA, accountants and business consultants (1996 to Present).	6
Gregory S. Sellers May, 1959	Director; Audit Committee Member	Since Inception	Chief Financial Officer, Chief Operating Officer, Spectrum Consultants, Inc., a sales marketing firm in the prior housing industry (2015 to present); Chief Financial Officer, Imagemark Business Services, Inc., a provider of marketing and print communications solutions (2009 to 2015).	6
Thomas Mann February, 1950	Director; Audit Committee Member	Since 2013	Private Investor (2012 to Present).	6

[1]	The “Fund Complex” consists of, as of September 30, 2020, the Feeder Funds, the Master Fund, and Hatteras VC Co-Investment Fund II, LLC.
[2]	Deemed to be an “interested” Director of the Feeder Funds because of his affiliations with Hatteras Funds.

16

HATTERAS CORE ALTERNATIVES FUND
(each a Delaware Limited Partnership)

Fund Management
(Unaudited)

Set forth below is the name, date of birth, position with each Feeder Fund, length of term of office, and the principal occupation for the last five years, of each of the persons currently serving as Executive Officers of the Feeder Funds. The business address of each officer is care of Hatteras Investment Partners, 8510 Colonnade Center Drive, Suite 150, Raleigh, NC 27615.

Name & Date of Birth	Position(s) Held with the Feeder Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex[1] Overseen by Officer
OFFICERS
Andrew P. Chica September, 1975	Chief Compliance Officer	Since 2008

Compliance Director, Cipperman Compliance Services (from 2019 to present); Chief Compliance Officer, Hatteras Investment Partners (from 2014 to 2019); Chief Compliance Officer, Hatteras Investment Partners and Hatteras Capital Investment Management (from 2007 to 2014), Chief Compliance Officer, Hatteras Alternative Mutual Funds, LLC (from 2009 to 2014).

N/A
Allison Zollicoffer March, 1956	Treasurer	Since 2019

Chief Financial Officer, Hatteras Funds, LP (2018 to present); self-employed as Fractional CFO/Financial Consultant with companies in wholesale distribution, real estate, specialty apparel and light manufacturing (since 2012).

N/A
Brittney L. Chick-Reny February, 1993	Secretary	Since 2019	Director of Operations, Hatteras Investment Partners (2019 to present); Operations Associate (2019).	N/A

[1]	The “Fund Complex” consists of, as of September 30, 2020, the Feeder Funds, the Master Fund, and Hatteras VC Co-Investment Fund II, LLC.

17

HATTERAS CORE ALTERNATIVES FUND
(each a Delaware Limited Partnership)

Other Information
(Unaudited)

PROXY VOTING

For free information regarding how the Master Fund voted proxies during the period ended June 30, 2020 or to obtain a free copy of the Master Fund’s complete proxy voting policies and procedures, call 1-800-504-9070 or visit the SEC’s website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Feeder Funds file their complete schedule of portfolio holdings, which includes securities held by the Master Fund, with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Feeder Funds’ Form N-PORT is available, without charge and upon request, on the SEC’s website at http://www.sec.gov.

18

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Financial Statements

As of and for the period ended September 30, 2020
(Unaudited)

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

As of and for the period ended September 30, 2020 (Unaudited)

Table of Contents

Schedule of Investments	1-5
Statement of Assets, Liabilities and Partners’ Capital	6
Statement of Operations	7
Statements of Changes in Partners’ Capital	8
Statement of Cash Flows	9
Notes to Financial Statements	10-20
Board of Directors	21
Fund Management	22
Other Information	23

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Schedule of Investments

September 30, 2020 (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS’ CAPITAL

Percentages are as follows:

Investments in Adviser Funds — (100.43%)	Cost	Fair Value
Event Driven — (4.80%)
Harbinger Capital Partners Fund I, L.P. (Acquired 10/1/2007)(a)(b)(c)(d)	$11,188,445	$349,718
Harbinger Credit Distressed Blue Line Fund, L.P. (Acquired 4/1/2010)(a)(b)(c)(e)	12,326,927	920,280
King Street Capital, L.P. (Acquired 12/1/2017)(a)(b)(c)(e)	3,133,503	3,030,016
Perry Partners, L.P. (Acquired 10/1/2007)(a)(b)(c)	3,033	3,317
Sculptor Asia Domestic Partners, L.P. (Acquired 1/1/2006)(a)(b)(c)(d)	56,922	15,356
SGOF Liquidating Master LTD.(a)(b)(c)(d)	415,758	414,479
Third Point Partners Qualified, L.P. (Acquired 8/1/2017)(a)(b)(c)(e)	7,952,500	9,050,446
Total Event Driven	35,077,088	13,783,612

Long Short Equity — (1.10%)
Camcap Resources, L.P. (Acquired 6/1/2007)(a)(b)(c)	487,559	17,761
PIPE Equity Partners (Acquired 10/1/2004)(a)(b)(c)	3,845,244	120,691
PIPE Select Fund, LLC (Acquired 10/1/2004)(a)(b)(c)	3,218,604	2,261,784
The Raptor Private Holdings, L.P. (Acquired 11/1/2005)(a)(b)(c)	155,648	40,911
Valiant Capital Partners, L.P. (Acquired 9/1/2008)(a)(b)(c)(e)	354,270	717,967
Total Long Short Equity	8,061,325	3,159,114

Macro — (4.35%)
Aspect US Fund LLC - Diversified Class (Acquired 10/10/2017)(a)(b)(e)	5,939,110	5,849,327
Graham Absolute Return Trading Ltd. (Acquired 12/1/2017)(a)(b)(e)	6,507,905	6,425,227
Touradji Private Equity Onshore Fund, LTD. (Acquired 3/1/2009)(a)(b)(c)(d)	1,773,871	197,959
Total Macro	14,220,886	12,472,513

See notes to financial statements.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Relative Value — (6.06%)	Cost	Fair Value
BDCM Partners I, L.P. (Acquired 2/1/2012)(a)(b)(c)	$6,490,138	$9,646,560
D.E. Shaw Composite Fund, LLC (Acquired 4/1/2006) (a)(b)(c)	156,351	183,804
Drawbridge Special Opportunities Fund, L.P. (Acquired 4/1/2006)(a)(b)(c)	154,567	178,259
HBK Multi-Strategy Fund, L.P. (Acquired 7/1/2017)(a)(b)(c)(e)	6,612,983	7,338,553
Stark Investments, L.P. (Acquired 11/1/2010)(a)(b)(c)	50,084	17,170
Stark Select Asset Fund, LLC (Acquired 2/1/2010)(a)(b)(c)	19,907	20,457
Total Relative Value	13,484,030	17,384,803

Private Investments — (84.12%)
ABRY Advanced Securities Fund III, L.P. (Acquired 6/1/2014)(a)(b)(d)	3,223,742	2,363,865
ABRY Advanced Securities Fund, L.P. (Acquired 8/1/2008)(a)(b)(d)	256,690	103,100
ABRY Partners VI, L.P. (Acquired 3/3/2008)(a)(b)	1,447,267	162,104
ABRY Partners VII, L.P. (Acquired 11/8/2011)(a)(b)	1,816,101	1,111,400
ABRY Partners VIII, L.P. (Acquired 5/1/2015)(b)(d)	2,002,628	1,907,628
Accel-KKR Capital Partners III, L.P. (Acquired 9/30/2008)(a)(b)	—	29,993
Accel-KKR Capital Partners IV, L.P. (Acquired 7/1/2013)(b)	1,808,259	2,905,338
Angeles Equity Partners I, L.P. (Acquired 1/11/2016)(b)	974,948	1,066,627
Arclight Energy Partners Fund V, L.P. (Acquired 7/1/2006)(a)(b)	2,904,135	1,822,622
Ascendent Capital Partners I, L.P. (Acquired 7/1/2012)(b)(d)	1,202,321	1,455,259
BDCM Opportunity Fund II, L.P. (Acquired 3/1/2006)(b)	1,986,509	4,577,777
Benson Elliot Real Estate Partners II, L.P. (Acquired 6/1/2006)(a)(b)(g)	2,644,874	96,467
Cadent Energy Partners II, L.P. (Acquired 2/1/2008)(b)	4,797,649	5,575,843
Canaan Natural Gas Fund X, L.P. (Acquired 8/7/2008)(a)(b)	6,152,301	532,270
CDH Fund IV, L.P. (Acquired 7/13/2010)(b)(d)	1,035,991	2,031,426
China Special Opportunities Fund III, L.P. (Acquired 1/18/2011)(b)(d)	4,197,748	7,209,768
Claremont Creek Ventures II, L.P. (Acquired 11/22/2008)(a)(b)	2,946,392	1,448,841
Claremont Creek Ventures, L.P. (Acquired 12/1/2005)(a)(b)	1,476,005	9,526
Colony Investors VII, L.P. (Acquired 3/1/2006)(a)(b)	2,221,355	31,000
Colony Investors VIII, L.P. (Acquired 10/12/2006)(b)	6,143,940	140,200
Crosslink Crossover Fund V, L.P. (Acquired 3/1/2007)(a)(b)	234,054	343,547
Crosslink Crossover Fund VI, L.P. (Acquired 5/31/2011)(a)(b)	2,392,334	4,767,923
CX Partners Fund LTD. (Acquired 4/1/2009)(b)(d)	2,351,212	2,059,531
Dace Ventures I, L.P. (Acquired 6/1/2007)(a)(b)	2,271,989	841,960
Darwin Private Equity I, L.P. (Acquired 8/1/2007)(b)(g)	4,723,624	472,568
ECP IHS (Mauritius) Limited (Acquired 9/1/2014)(a)(b)(f)	7,413,981	11,942,419
EMG AE Permian Co-Investment, L.P. (Acquired 7/1/2014)(a)(b)	3,000,000	—
EMG Ascent 2016, L.P. (Acquired 12/28/2015)(a)(b)	4,203,815	5,192,139
EMG Ascent Secondary Fund, L.P. (Acquired 9/7/2017)(a)(b)	116,829	173,586
EMG Investment, LLC (Acquired 12/21/2010)(b)	—	201,777
EnerVest Energy Institutional Fund X-A, L.P. (Acquired 6/1/2005)(a)(b)	2,155,939	3,932
EnerVest Energy Institutional Fund XI-A, L.P. (Acquired 4/1/2007)(a)(b)	6,143,719	23,525

See notes to financial statements.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Private Investments — (84.12%) (continued)	Cost	Fair Value
Fairhaven Capital Partners, L.P. (Acquired 3/1/2008)(a)(b)	$4,521,533	$2,158,146
Florida Real Estate Value Fund, L.P. (Acquired 11/12/2010)(b)	—	62,168
Forum European Realty Income III, L.P. (Acquired 2/1/2008)(b)(d)	1,945,475	214,686
Garrison Opportunity Fund, LLC (Acquired 1/12/2010)(a)(b)	—	248,854
Garrison Opportunity Fund II A, LLC (Acquired 3/8/2011)(a)(b)	—	1,129,058
Gavea Investment Fund II, L.P. (Acquired 5/1/2007)(a)(b)(d)	—	17,632
Gavea Investment Fund III, L.P. (Acquired 9/18/2008)(a)(b)(d)	—	111,459
Glade Brook Private Investors II L.P. (Acquired 1/27/2014)(a)(b)	4,302,378	397,606
Glade Brook Private Investors III LLC (Acquired 11/1/2014)(a)(b)	3,162,845	2,600,830
Glade Brook Private Investors X LLC	—	2,305
Glade Brook Private Opportunities Fund, LLC (Acquired 5/1/2015)(a)(b)	1,547,831	1,453,675
Great Point Partners I, L.P. (Acquired 4/1/2006)(a)(b)	985,634	155,787
Greenfield Acquisition Partners V,L.P. (Acquired 4/1/2008)(b)	2,331,247	56,033
GTIS Brazil Real Estate Fund, L.P. (Acquired 7/25/2008)(b)	6,254,670	4,136,099
Halifax Capital Partners III, L.P. (Acquired 8/1/2012)(b)	3,244,681	2,144,238
Hancock Park Capital III, L.P. (Acquired 3/1/2006)(a)(b)	808,899	175,119
Intervale Capital Fund, L.P. (Acquired 2/1/2008)(a)(b)	2,419,966	2,728,628
J.C. Flowers II, L.P. (Acquired 12/23/2015)(b)(d)	—	36,647
J.C. Flowers III, L.P. (Acquired 10/1/2009)(b)(d)	3,413,082	907,603
L C Fund V, L.P. (Acquired 7/1/2011)(b)(d)	2,942,930	3,818,641
Light Street Argon, L.P. (Acquired 5/1/2014)(a)(b)	757,340	1,100,113
Light Street SPVH, L.P. (Acquired 8/25/2015)(a)(b)	2,000,000	2,609,502
Lighthouse Capital Partners VI, L.P. (Acquired 2/1/2007)(a)(b)	219,968	121,590
Lyfe Capital Fund, L.P. (Acquired 11/6/2015)(b)(d)	2,383,312	7,874,078
Merit Energy Partners F-II, L.P. (Acquired 3/1/2006)(a)(b)	1,099,281	295,288
Mid Europa Fund III, L.P. (Acquired 10/1/2007)(b)(h)	3,394,507	121,219
Monomoy Capital Partners III, L.P. (Acquired 5/6/2011)(b)	1,558,135	1,758,317
Natural Gas Partners IX, L.P. (Acquired 12/1/2005)(b)	564,297	187,979
New Horizon Capital III, L.P. (Acquired 1/1/2009)(b)(d)	938,450	1,710,219
NGP Energy Technology Partners II, L.P. (Acquired 1/23/2009)(b)	3,452,399	1,337,845
NGP Midstream & Resources Follow-On Fund, L.P. (Acquired 10/7/2007)(b)	649,307	894,674
NGP Midstream & Resources, L.P. (Acquired 10/7/2007)(b)	2,589,594	397,858
Northstar Equity Partners III Limited (Acquired 6/1/2011)(b)(d)	3,315,837	2,504,013
OCM Mezzanine Fund II, L.P. (Acquired 3/1/2006)(b)	382,661	—
Octave Japan Infrastructure Fund I (Acquired 7/1/2014)(a)(b)(i)	1,304,398	1,258,160
ORBIS Real Estate Fund I, L.P. (Acquired 11/1/2006)(a)(b)(f)	2,288,670	465,403
Orchid Asia IV, L.P. (Acquired 8/1/2007)(b)(d)	2,523,435	22,186,663
Patron Capital III, L.P. (Acquired 3/1/2007)(b)(g)	3,718,296	316,108
Phoenix Asia Real Estate Investments L.P. (Acquired 9/24/2007)(a)(b)(d)	2,235,211	1,835,097
Pine Brook Capital Partners, L.P. (Acquired 2/1/2008)(b)	4,596,155	428,115
Private Equity Investment Fund IV, L.P. (Acquired 3/1/2006)(a)(b)	1,331,360	347,491

See notes to financial statements.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Private Investments — (84.12%) (continued)	Cost	Fair Value
Private Equity Investment Fund V, L.P (Acquired 4/1/2009)(a)(b)	$12,442,343	$6,955,009
Rockwood Capital Real Estate Partners Fund VII, L.P. (Acquired 9/1/2006)(b)	2,913,547	59,816
Roundtable Healthcare Partners III, L.P. (Acquired 10/29/2010)(a)(b)	4,665,459	6,833,884
Saints Capital VI, L.P. (Acquired 4/1/2008)(b)	5,359,243	1,124,681
Sanderling Venture Partners VI Co-Investment L.P. (Acquired 5/1/2005)(a)(b)	525,136	426,605
Sanderling Venture Partners VI, L.P. (Acquired 5/1/2005)(b)	735,999	878,109
SBC U.S. Fund II, L.P. (Acquired 8/30/2011)(a)(b)	2,609,306	1,460,369
Sentient Global Fund IV, L.P. (Acquired 6/1/2011)(a)(b)	5,536,592	1,907,012
Sentient Global Resources Fund III, L.P. (Acquired 7/21/2008)(b)(d)	11,966,779	3,357,066
Singerman Real Estate Opportunity Fund, L.P. (Acquired 5/28/2012)(b)	980,621	730,335
Sovereign Capital L.P. III (Acquired 3/22/2010)(b)(g)	—	1,106,614
Square Mile Partners III, L.P. (Acquired 7/17/2008)(a)(b)	1,791,262	39,160
Sterling Capital Partners Venture Fund II, L.P. (Acquired 8/1/2005)(a)(b)	1,375,262	133,585
Sterling Group Partners III, L.P. (Acquired 4/21/2010)(a)(b)	3,809,953	1,617,755
Strategic Value Global Opportunities Fund I-A, L.P. (Acquired 11/1/2006)(a)(b)	1,836,663	787,143
Sweetwater Secondaries Fund II LP (Acquired 6/12/2018) (a)(b)(j)	8,797,500	20,508,233
TDR Capital AS 2013 L.P. (Acquired 12/1/2013)(a)(b)(g)	6,184,080	24,867
Tenaya Capital V, L.P. (Acquired 7/1/2007)(b)	2,370,489	1,316,081
The Column Group, L.P. (Acquired 7/7/2007)(a)(b)	4,234,818	5,832,544
The Energy & Minerals Group Fund II L.P. (Acquired 6/1/2011)(b)	4,040,468	4,385,386
The Energy & Minerals Group Fund III L.P. (Acquired 10/8/2015)(b)	2,918,996	1,437,364
The Energy & Minerals Group Fund IV L.P. (Acquired 10/8/2015)(b)	1,839,793	1,817,503
The Founders Fund III,L.P. (Acquired 5/24/2010)(a)(b)	4,090,487	15,486,307
The Founders Fund IV, L.P. (Acquired 1/1/2012)(a)(b)	1,714,477	9,210,336
The Founders Fund VI, L.P. (Acquired 9/1/2017)(a)(b)	980,000	1,384,275
Tiger Global Private Investments Partners X, L.P. (Acquired 12/31/2016)(b)(d)	2,005,944	3,811,066
Tiger Global Private Investments Partners VI, L.P. (Acquired 11/8/2010)(b)(d)	2,216,261	3,772,622
Tiger Global Private Investments Partners VII, L.P. (Acquired 2/24/2012)(b)(d)	1,586,107	1,665,012
TPF II, L.P. (Acquired 10/1/2008)(a)(b)	1,814,310	200,618
Trivest Fund IV, L.P. (Acquired 11/1/2007)(a)(b)	900,258	125,768
Trivest Fund V, L.P. (Acquired 5/24/2013)(b)	2,356,546	2,791,902
Trivest Growth Investment Fund (Acquired 1/17/2017)(b)	1,623,503	2,209,899
Urban Oil and Gas Partners A-1, L.P. (Acquired 4/29/2010)(a)(b)	6,874,263	900,000
Urban Oil and Gas Partners B-1, L.P. (Acquired 12/1/2012)(b)	2,313,537	1,729,525
VCFA Private Equity Partners IV, L.P. (Acquired 3/1/2005)(b)	1,051,702	102,290
VCFA Venture Partners V, L.P. (Acquired 9/1/2006)(b)	2,798,624	1,140,548
Voyager Capital Fund III, L.P. (Acquired 5/1/2007)(a)(b)	1,652,835	820,431

See notes to financial statements.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Schedule of Investments (Concluded)

September 30, 2020 (Unaudited)

Private Investments — (84.12%) (continued)	Shares	Cost	Fair Value
WCP Real Estate Fund I, L.P. (Acquired 4/1/2007)(a)(b)		$742,933	$79,239
Westview Capital Partners II, L.P. (Acquired 8/21/2009)(a)(b)		1,858,238	1,543,673
Zero2IPO China Fund II, L.P. (Acquired 8/8/2008)(a)(b)(d)		3,077,026	857,107
Total Investments in Private Investments		290,021,495	241,478,646
Total Investments in Adviser Funds		360,864,824	288,278,688

Investments in Private Companies — (0.00%)
Illumitex, Inc., Common Stock (Acquired 6/1/2011)(a)(b)(j)	12,278	1,499,369	—
Total Investments in Private Companies		1,499,369	—

Investments in Private Company Call Options — (0.00%)
Illumitex, Inc., Exercise Price $0.03, 10/24/2022 (Acquired 6/1/2011)(a)(b)(j)	1,106	—	—
Total Investments in Private Company Call Options	—	—	—

Common Stocks — (0.98%)
Asana Inc., Class A	26,210	754,848	754,848
Palantir Technologies Inc., Class A	216,689	2,058,545	2,058,546
Total Mutual Funds		2,813,393	2,813,394

Total Investments (cost $361,178,935) (101.41%)			291,092,082
Liabilities in Excess of Other Assets (-1.41%)			(4,037,196)
Partners’ capital — (100.00%)			$287,054,886

(a)	Non-income producing.
(b)	Adviser Funds and securities that are issued in private placement transactions may have limited resale or redemptions terms.
(c)	The Adviser Fund has imposed gates on or has limited redemptions. The total cost and fair value of these investments as of September 30, 2020 was $58,396,314 and $34,525,488 respectively.
(d)	Domiciled in Cayman Islands.
(e)

All or a portion of this position is held in custody by U.S Bank N.A., as collateral for a credit facility. The total cost and fair value of these investments as of September 30, 2020 was $42,827,199 and $33,331,816, respectively.

(f)	Domiciled in Mauritius.
(g)	Domiciled in United Kingdom.
(h)	Domiciled in Guernsey.
(i)	Domiciled in Japan.
(j)	Security value is determined using significant unobservable inputs.

See notes to financial statements.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital

September 30, 2020 (Unaudited)

Assets
Investments in Adviser Funds and securities, at fair value (cost $365,178,935)	$291,092,082
Cash and cash equivalents	9,896,126
Receivable from redemption of Adviser Funds	1,753,978
Dividends and interest receivable	142
Prepaid assets	9,289
Total assets	$302,751,617
Liabilities and partners’ capital
Withdrawals payable	$15,137,957
Management fee payable	252,034
Professional fees payable	95,998
Accounting, administration and transfer agency fees payable	126,109
Risk management fees payable	61,572
Printing fees payable	8,716
Line of credit fees payable	10,333
Custodian fees payable	3,843
Other accrued expenses	169
Total liabilities	15,696,731
Partners’ capital	287,054,886
Total liabilities and partners’ capital	$302,751,617

See notes to financial statements.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Statement of Operations

For the period ended September 30, 2020 (Unaudited)

Investment income
Distributions from Adviser Funds (net of withholding tax of $22,144)	$139,069
Interest	45,632
Total investment income	184,701
Operating expenses
Management fee	1,507,194
Accounting, administration and transfer agency fees	188,914
Risk management expense	154,303
Directors expense	196,951
Line of credit fees	121,667
Professional fees	233,349
Compliance consulting fees	31,351
Printing expense	18,383
Custodian fees	7,260
Other expenses	4,386
Total operating expenses	2,463,758
Net investment income/(loss)	(2,279,057)
Net realized gain/(loss) and change in unrealized appreciation/depreciation on investments in Adviser Funds, securities and foreign exchange transactions
Net realized gain/(loss) from investments in Adviser Funds, securities and foreign exchange transactions	5,177,720
Net change in unrealized appreciation/depreciation on investments in Adviser Funds, securities and foreign exchange translations	17,504,728
Net realized gain/(loss) and change in unrealized appreciation/depreciation on investments in Adviser Funds, securities and foreign exchange transactions	22,682,448
Net increase/(decrease) in partners’ capital resulting from operations	$20,403,391

See notes to financial statements.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Statements of Changes in Partners’ Capital

For the year ended March 30, 2020 and for the period ended September 30, 2020 (Unaudited)

	General Partners’ Capital	Limited Partners’ Capital	Total Partners’ Capital
Partners’ capital, at March 31, 2019	$—	$419,786,119	$41,978,619
Capital contributions	—	—	—
Capital withdrawals	(15,016)	(88,081,889)	(88,096,905)
Net investment income/(loss)	—	(2,025,674)	(2,025,674)
Net realized gain/(loss) from investments in Adviser Funds, securities and foreign exchange transactions	—	32,321,240	32,321,240
Net change in unrealized appreciation/(depreciation) on investments in Adviser Funds, securrities and foreign exchange translations	—	(62,667,114)	(62,667,114)
Performance allocation	15,016	(15,016)	—
Partners’ capital, at March 31, 2020	$—	$299,317,666	$299,317,666
Capital contributions	—	—	—
Capital withdrawals	—	(32,666,171)	(32,666,171)
Net investment income/(loss)	—	(2,279,057)	(2,279,057)
Net realized gain/(loss) from investments in Adviser Funds, securities and foreign exchange transactions	—	5,177,720	5,177,720
Net change in unrealized appreciation/(depreciation) on investments in Adviser Funds, securities and foreign exchange translations	—	17,504,728	17,504,728
Performance allocation	—	—	—
Partners’ capital, at September 30, 2020	$—	$287,054,886	$287,054,886

See notes to financial statements.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Statement of Cash Flows

For the period ended September 30, 2020 (Unaudited)

Cash flows from operating activities:
Net increase / (decrease) in partners’ capital resulting from operations	$20,403,391
Adjustments to reconcile net increase / (decrease) in partners’ capital resulting from operations to net cash provided by operating activities:
Purchases of Adviser Funds and securities	(5,342,202)
Proceeds from redemptions, sales, or other dispositions of Adviser Funds and securities, net of change in related receivables	51,595,561
Net realized (gain) / loss from investments in Adviser Funds and securities	(5,177,720)
Net change in unrealized appreciation / depreciation on investments in Adviser Funds, securities and foreign exchange translations	(17,504,728)
(Increase) / Decrease in distribution receivable for Advisor Funds	596,587
(Increase) / Decrease in dividends and interest receivable	3,762
(Increase) / Decrease in prepaid assets	(9,257)
Increase / (Decrease) in management fee payable	(34,890)
Increase / (Decrease) in professional fees payable	(152,616)
Increase / (Decrease) in accounting, administration and transfer agency fees payable	65,308
Increase / (Decrease) in risk management fees payable	35,236
Increase / (Decrease) in printing fees payable	210
Increase / (Decrease) in line of credit fees payable	(334)
Increase / (Decrease) in custodian fees payable	1,917
Increase / (Decrease) in other accrued expenses	(10,374)
Net cash provided by operating activities	44,469,851
Cash flows from financing activities:
Capital withdrawals, net of change in withdrawals payable and performance allocation	(39,763,504)
Net cash used in financing activities	(39,763,504)
Net change in cash and cash equivalents	4,706,347
Cash and cash equivalents at beginning of year	5,189,779
Cash and cash equivalents at end of year	$9,896,126
Supplemental disclosure of interest expense paid	$—
Supplemental disclosure line of credit fees paid	$122,001

See notes to financial statements.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements

As of and for the period ended September 30, 2020 (Unaudited)

1.	ORGANIZATION

Hatteras Master Fund, L.P. (the “Master Fund”) was organized as a limited partnership under the laws of the State of Delaware on October 29, 2004 and commenced operations on January 1, 2005. The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified management investment company. The Master Fund is managed by Hatteras Funds, LP, doing business as Hatteras Investment Partners (the “Investment Manager” or the “General Partner”), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The primary objective of the Master Fund is to provide capital appreciation consistent with the return characteristic of the alternative investment portfolios of larger endowments. The Master Fund’s secondary objective is to provide capital appreciation with less volatility than that of the equity markets. To achieve its objectives, the Master Fund provides its limited partners (each, a “Limited Partner” and together, the “Limited Partners”) with access to a broad range of investment strategies, asset categories, and trading advisers (“Advisers”) and by providing overall asset allocation services typically available on a collective basis to larger institutions. The Master Fund invests with each Adviser by becoming a participant in an investment vehicle operated by such Adviser (each an “Adviser Fund”, collectively, the “Adviser Funds”) which includes exchange traded funds (“ETFs”), hedge funds, and investment funds.

The Master Fund is considered an investment company under the 1940 Act, following the accounting principles generally accepted the United States of America (“GAAP”) and the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies (“ASC 946”).

The Master Fund has an appointed Board of Directors (the “Board”), which has the rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Master Fund’s business.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Basis of Accounting

The Master Fund’s accounting and reporting policies conform with GAAP.

b.	Cash and Cash Equivalents

Cash and cash equivalents includes amounts held in interest bearing demand deposit accounts. Such cash, at times, may exceed federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

c.	Valuation of Investments

The Master Fund’s valuation procedures have been approved by the Board. The valuation procedures are implemented by the Master Fund’s Investment Manager and Portfolio Advisers, LLC (“Portfolio Advisers” or the “Sub-Adviser”) and the third party administrator, which report to the Board. For third-party information, the Master Fund’s administrator monitors and reviews the methodologies of the various pricing services employed by the Master Fund.

Investments held by the Master Fund include:

●

Investments in Adviser Funds — The Master Fund values interests in the Adviser Funds at fair value, using the net asset value (“NAV”) or pro rata interest in the members’ capital of the Adviser Funds as a practical expedient, as provided by the investment managers of such Adviser Funds. These Adviser Funds value their underlying investments in accordance with policies established by such Adviser Funds, which ordinarily will be the value determined by their respective investment managers. Investments in Adviser Funds are subject to the terms of the Adviser Funds’ offering documents. Valuations of the Adviser Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Adviser Funds’ investment managers as required by the Adviser Funds’ offering documents. If the Investment Manager and Sub-Adviser determine that the most recent value reported by any Adviser Fund does not represent fair value or if any Adviser Fund fails to report

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2020 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

c.	Valuation of Investments (continued)

a value to the Master Fund, a fair value determination is made under the Master Fund’s valuation procedures under the general supervision of the Board. While these valuations are intended to estimate the value the Master Fund might reasonably expect to receive upon the current sale of the Adviser Funds in the ordinary course of business, such values may differ from the value that the Master Fund would actually realize if the Adviser Funds were sold.

The interests of some Adviser Funds, primarily investments in private equity funds, may be valued based on the best information available at the time the Master Fund’s partners’ capital is calculated. The Investment Manager and Sub-Adviser have established procedures for reviewing the effect on the Master Fund’s partners’ capital due to the timing of the reported value of interests received for certain Adviser Funds. The Master Fund is not able to obtain complete investment holding details of each of the Adviser Funds held within the Master Fund’s portfolio in order to determine whether the Master Fund’s proportional share of any investments held by the Adviser Funds exceed 5% of the partners’ capital of the Master Fund as of September 30, 2020.

●

Investments in Securities — Securities traded on one or more of the United States (“U.S.”) national securities exchanges or the OTC Bulletin Board will be valued at their last sales price. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price, at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined. Money market funds are valued daily at their net asset value.

●

Investments in Private Companies — Investments for which observable market prices in active markets do not exist are reported at fair value, as determined in good faith by the Investment Manager. Fair value is based on the best information available and is determined by reference to information including, but not limited to, the following: projected sales, net earnings, earnings before interest, taxes, depreciation and amortization (“EBITDA”), balance sheets, public or private transactions, valuations for publicly traded comparable companies, recent round of financing in the company’s stock, and/or other measures, and consideration of any other pertinent information including the types of securities held and restrictions on disposition. The amount determined to be fair value may incorporate the Investment Manager’s own assumptions (including appropriate risk adjustments for nonperformance and lack of marketability). The methods used to estimate the fair value of private companies include: (1) the market approach (whereby fair value is derived by reference to observable valuation measures for comparable companies or assets — e.g., multiplying a key performance metric of the investee company or asset, such as projected revenue or EBITDA, by a relevant valuation multiple observed in the range of comparable companies or transactions — adjusted by the Investment Manager for differences between the investment and the referenced comparables and in some instances by reference to option pricing models or other similar methods), (2) the income approach (e.g., the discounted cash flow method), and (3) cost for a period of time after an acquisition (where such amount is determined by the Investment Manager to be the best indicator of fair value). These valuation methodologies involve a significant degree of judgment. While these valuations are intended to estimate the value the Master Fund might reasonably expect to receive upon the current sale of investments in private companies in the ordinary course of business, such values may differ from the value that the Master Fund would actually realize if the investments in private companies were sold.

●

Investments in Options — Options contracts give the Master Fund the right, but not the obligation, to buy or sell the underlying instrument for a specified price upon exercise at any time during the option period. For the period ended September 30, 2020, the Master Fund held options that were granted from one of the Master Fund’s private companies. Options are valued by the Investment Manager and Sub-Adviser using an option pricing model. As of September 30, 2020, the fair value of options held by the Master Fund had no effect on the Schedule of Investments. For the period ended September 30, 2020, options had no effect on the change in unrealized appreciation/depreciation in the Master Fund’s Statement of Operations. During the period ended September 30, 2020, no other derivatives were held by the Master Fund.

The Master Fund classifies its assets and liabilities in accordance with ASC 820 — Fair Value. The Master Fund classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2020 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

c.	Valuation of Investments (continued)

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs may be used in determining the value of the Master Fund’s assets and liabilities. The inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities that the Master Fund has the ability to access.

●

Level 2 — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

●

Level 3 — Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

The following table presents the Master Fund’s fair value hierarchy for those assets and liabilities measured at fair value as of September 30, 2020. Assets and liabilities are valued using NAV as practical expedient, an indicator of fair value, and are listed in a separate column to permit reconciliation to the totals in the Statement of Assets, Liabilities and Partners’ Capital.

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Event Driven	$—	$—	$—	$13,783,612	$13,783,612
Long Short Equity	—	—	—	3,159,114	3,159,114
Macro	—	—	—	12,472,513	12,472,513
Relative Value	—	—	—	17,384,803	17,384,803
Private Investments	—	—	20,508,233	220,970,413	241,478,646
Mutual Funds	2,813,394	—	—	—	2,813,394
Total	$2,813,394	$—	$20,508,233	$267,770,455	$291,092,082

Other Financial Instruments	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Private Company Call Options	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

Level 3 Investments	Balances as of March 31, 2020	Transfers into/ (out of)	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Distributions	Gross Purchases	Gross Sales	Balance as of September 30, 2020
Private Investments	$21,536,120	$—	$—	$(5,287,391)	$4,259,504	$—	$—	$20,508,233
Private Companies	—	—	—	—	—	—	—	—
Total Level 3 Investments	$21,536,120	$—	$—	$(5,287,391)	$4,259,504	$—	$—	$20,508,233

The net realized gain/(loss) and change in unrealized appreciation/depreciation in the table above are reflected in the accompanying Statement of Operations. The change in unrealized appreciation/depreciation from Level 3 investments held at September 30, 2020 is $(5,287,391).

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2020 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

c.	Valuation of Investments (continued)

Adjustments to the NAV provided by the Investment Manager or administrator of the Adviser Funds would be considered if the practical expedient NAV was not as of the Master Fund’s measurement date; it was probable that the Adviser Fund would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Master Fund’s valuation procedures that the Adviser Fund is not being reported at fair value. No adjustments were made to the NAV provided by the Investment Manager or administrator of the Adviser Funds.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of September 30, 2020:

Type of Level 3 Investment	Fair Value as of September 30, 2020	Valuation Techniques	Unobservable Input
Private Investments	$20,508,233	Dilution estimate	Partner commitment percentage
Private Companies	—	Current value method	Recent round of financing
Total Level 3 Investments	$20,508,233

As the inputs noted above increase, the value of the investments increase.

The information summarized in the table above represents the general terms for the specified asset class. Individual Adviser Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Adviser Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

The Master Fund’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security and for Adviser Funds, would generally be the net asset value as provided by the Adviser Fund or its administrator. For each of the categories below, the fair value of the Adviser Funds has been estimated using the net asset value of the Adviser Funds.

Investment Category	Investment Strategy	Fair Value (in 000’s)	Unfunded Commitments (in 000’s)	Remaining Life	Redemptions Frequency	Notice Period (in Days)	Redemption Restrictions Terms
Event Driven(a)	Investments which seek to create pricing opportunities that may occur before or after a corporate event and may frequently involve additional derivative securities.	$13,784	$—	Indefinite life	Quarterly	60-65	N/A
Long Short Equity(b)	A diversified set of investments which include positions both long and short in primarily equity and equity derivative securities.	$3,159	$—	Indefinite life	None	N/A	N/A
Macro(c)	Investments including a broad range of strategies predicated on movements in underlying economic variables in the equity, fixed income, hard currency and commodity markets.	$12,473	$—	Indefinite life	Weekly - Quarterly	2 - 30	N/A

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2020 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

c.	Valuation of Investments (concluded)

Investment Category	Investment Strategy	Fair Value (in 000’s)	Unfunded Commitments (in 000’s)	Remaining Life	Redemptions Frequency	Notice Period (in Days)	Redemption Restrictions Terms
Relative Value(d)	Investments predicated on the realization of a valuation discrepancy in the relationship between multiple securities. Security types range broadly across equity, fixed income, and derivatives.	$17,384	$—	Indefinite life	Quarterly	90	N/A
Private Investments(e)	Investments in Private Equity, Private Real Estate, Private Energy and Natural Resources, generally through private partnerships or direct investments.	$220,970	$43,253	Up to 10 years with extensions available after the stated termination date	None Permitted	N/A	N/A

[a]

This category includes Adviser Funds which currently or prospectively involved in corporate transactions of a wide variety including but not limited to mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance or other capital structure adjustments. Security types can range from most senior in the capital structure to most junior or subordinated, and frequently involve additional derivative securities. Event Driven exposure includes a combination of sensitivities to equity markets, credit markets and idiosyncratic, company specific developments. Investment theses are typically predicated on fundamental characteristics (as opposed to quantitative), with the realization of the thesis predicated on a specific development exogenous to the existing capital structure.

[b]

This category includes Adviser Funds which maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios.

[c]

This category includes Adviser Funds which trade a broad range of strategies in which the investment process is predicated on movements in underlying economic variables and the impact these have on equity, fixed income, hard currency and commodity markets. Managers employ a variety of techniques, both discretionary and systematic analysis, combinations of top down and bottom up theses, quantitative and fundamental approaches and long and short term holding periods.

[d]

This category includes Adviser Funds which maintain positions in which the investment thesis is predicated on realization of a valuation discrepancy in the relationship between multiple securities. Managers employ a variety of fundamental and quantitative techniques to establish investment theses, and security types range broadly across equity, fixed income, derivative or other security types.

[e]

This category invests in three sub-strategies (Private Equity, Private Real Estate and Private Energy and Natural Resources). Private Equity investing seeks to generate capital appreciation through investments in private companites in need of capital. Private Equity seeks to profit from, among other things, the inefficiencies inherent in these markets though valuation and due diligence analysis of available business opportunites. Private Real Estate strategy consists generally of investing in Adviser Funds that are private partnerships that make direct investments in (i) existing or newly constructed income-producing properties, including office, industrial, retail, and multi-family residential properties, (ii) raw land, which may be held for development or for the purpose of appreciation, and/or (iii) timber (whether directly or through a REIT or other Adviser Fund). The Private Energy and Natural Resources strategy consists generally of investing in Adviser Funds that are private partnerships that make direct investments in private or (sometimes publicly traded energy companies.

d.	Investment Transactions and Income

Interest income is recorded when earned. Dividend income is recorded on the ex-dividend date, except that certain dividends from private equity investments are recorded as soon as the information is available to the Master Fund. Capital gain distributions received are recorded as capital gains as soon as information is available to the Master Fund. Investments in short-term investments, mutual funds, private companies and exchange traded funds are recorded on a trade date basis. Investments in Adviser Funds are recorded on a subscription effective date basis, which is generally the first day of the calendar month in which the investment is effective. Redemptions in Adviser Funds are recorded on a redemption effective date basis which is generally the last day of the calendar month in which the redemption is effective. Realized gains and losses on Adviser Fund and security redemptions are determined on identified cost basis, when available. For Adviser Funds that are not unitized, the cost relieved to calculate realized gains and losses is based on percentage of capital redeemed.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2020 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (concluded)

d.	Investment Transactions and Income (concluded)

Distributions received from Adviser Funds are recorded on the effective date, based on the character determined by the underlying partnership. Return of capital or security distributions received from Adviser Funds and securities are accounted for as a reduction to cost.

e.	Foreign Currency

Investments in Adviser Funds, securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Master Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Master Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

f.	Master Fund Expenses

The Master Fund will bear all expenses incurred, on an accrual basis, in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; directors’ fees; interest expenses and commitment fees on credit facilities; and expenses of meetings of the Board. Risk management expense includes expenses incurred by the Master Fund for third party valuation services, independent due diligence reviews of Adviser Funds, and other analytical and risk mitigation services provided to the portfolio.

g.	Income Taxes

The Master Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. Federal income tax. For income tax purposes, the individual partners will be taxed upon their distributive share of each item of the Master Fund’s profit and loss.

The Master Fund files tax returns as prescribed by the tax laws of the jurisdiction in which it operates. In the normal course of business, the Master Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. For the Master Fund’s tax years ended December 31, 2016 through December 31, 2019 the Master Fund is open to examination by major tax jurisdictions under the statute of limitations.

The Master Fund has reviewed any potential tax positions as of September 30, 2020 and has determined that it does not have a liability for any unrecognized tax benefits or expense. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Master Fund did not incur any material interest or penalties. Due to the timing of tax information received from the Adviser Funds, tax basis reporting is not available as of the balance sheet date.

h.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in partners’ capital from operations during the reporting period. Actual results could differ from those estimates.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2020 (Unaudited)

3.	ALLOCATION OF PARTNERS’ CAPITAL

Net profits or net losses of the Master Fund for each allocation period (“Allocation Period”) will be allocated among and credited to or debited against the capital accounts of the Limited Partners. Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month; (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased; (4) the day on which interests are repurchased; (5) the day preceding the day on which a substituted Limited Partner is admitted to the Master Fund; or (6) the day on which any amount is credited to or debited from the capital account of any Limited Partner other than an amount to be credited to or debited from the capital accounts of all Limited Partners in accordance with their respective investment percentages.

4.	REPURCHASE OF LIMITED PARTNERS’ INTERESTS

The Board may, from time to time and in its sole discretion, cause the Master Fund to repurchase interests from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Master Fund should offer to repurchase interests, the Board will consider, among other things, the recommendation of the Investment Manager and Sub-Adviser. The Investment Manager and Sub-Adviser generally recommend to the Board that the Master Fund offer to repurchase interests from Limited Partners on a quarterly basis as of the valuation date at the end of each calendar quarter. In addition, the Board did not approve additional forced repurchases during the period ended September 30, 2020 for Limited Partners with capital balances below a specified minimum of $25,000 and/or dissolving pension plans. The Master Fund will not offer repurchases of interests of more than 20% of its Partners’ capital in any quarter. The Master Fund does not intend to distribute to the Limited Partners any of the Master Fund’s income, but generally expects to reinvest substantially all income and gains allocable to the Limited Partners.

5.	MANAGEMENT FEES, PERFORMANCE ALLOCATION, AND RELATED PARTY TRANSACTIONS

The Investment Manager and Sub-Adviser are responsible for providing day-to-day investment management services to the Master Fund, subject to the ultimate supervision of and any policies established by the Board, pursuant to the terms of the sub-advisory agreement among the Master Fund, the Investment Manager and Portfolio Advisors (the “Sub-Advisory Agreement”) and the investment management agreement between the Master Fund and the Investment Manager (the “Advisory Agreement”). Under the Sub-Advisory Agreement and the Advisory Agreement (together, the “Investment Management Agreements”), the Investment Manager and Sub-Adviser are responsible for developing, implementing and supervising the Master Fund’s investment program. In consideration for the advisory and other services provided by the Investment Manager, the Master Fund pays the Investment Manager a management fee (the “Management Fee”) equal to 1.00% on an annualized basis of the aggregate value of its partners’ capital determined as of the last day of the month (before giving effect to any repurchase of interests in the Master Fund).

The Master Fund does not pay the Sub-Adviser directly, but rather the Sub-Adviser is entitled to a portion of the Management Fee received by the Investment Manager.

The General Partner is allocated a performance allocation payable annually equal to 10% of the amount by which net new profits of each Limited Partner interests of the Master Fund exceed the non-cumulative “hurdle amount,” which is calculated as of the last day of the preceding calendar year of the Master Fund at a rate equal to the yield-to-maturity of the 90-day U.S. Treasury Bill for the last business day of the last calendar year (the “Performance Allocation”). The Performance Allocation is made on a “peak to peak”, or “high watermark” basis, which means that no Performance Allocation will be made with respect to such subsequent appreciation until such net loss has been recovered. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is entitled to a percentage of the Performance Allocation the General Partner receives from the Master Fund. For the period ended September 30, 2020, there was no Performance Allocated accrued or earned.

Each member of the Board who is not an “interested person” of the Master Fund (“Independent Director”), as defined by the 1940 Act, receives an annual retainer. The allocation of the retainer to the Master Fund is based on the assets under management of all of the affiliated funds and trusts that the Board oversees. All Board members are reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2020 (Unaudited)

5.	MANAGEMENT FEES, PERFORMANCE ALLOCATION, AND RELATED PARTY TRANSACTIONS (concluded)

The Master Fund has engaged Cipperman Compliance Services (“Cipperman”) to provide compliance services including the appointment of the Master Fund’s Chief Compliance Officer. Effective January 1, 2019, Cipperman is paid an annual fee of $63,000 for services provided, which is allocated among the Master Fund and other affiliated entities.

6.	ACCOUNTING, ADMINISTRATION, AND CUSTODIAL AGREEMENT

In consideration for accounting, administrative, and recordkeeping services, the Master Fund pays U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”) an administration fee based on the month-end partners’ capital of the Master Fund. Fund Services also provides regulatory administrative services and accounting. UMB Fund Services, Inc. (“UMBFS”) provides transfer agency functions, and shareholder services. For the period ended September 30, 2020, the total accounting, administration and transfer agency fees were $188,914.

U.S. Bank, N.A. (“USB”) serves as custodian of the Master Fund’s assets and provides custodial services for the Master Fund.

7.	INVESTMENT TRANSACTIONS

Total purchases of Adviser Funds and securities for the period ended September 30, 2020 amounted to $5,342,202. Total proceeds from redemptions, sales, or other dispositions of Adviser Funds and securities for the period ended September 30, 2020 amounted to $46,809,589. The cost of investments in Adviser Funds for U.S. Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Adviser Funds. The Master Fund relies upon actual and estimated tax information provided by the Adviser Funds as to the amounts of taxable income allocated to the Master Fund as of September 30, 2020.

The Master Fund invests substantially all of its available capital in Adviser Funds and Private Investments. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods.

8.	CREDIT FACILITY

The Master Fund maintains a credit facility, consisting of two separate tranches (“Tranche L” and “Tranche U”, collectively the “Facility”), which is secured by certain interests in Adviser Funds and cash equivalents, that expires on October 6, 2020. Collateral for the Facility is held by U.S. Bank N.A. as custodian. The maximum borrowing amount available on the Facility is $40,000,000. A fee of 60 basis points per annum is payable monthly in arrears on the unused portion of the Facility of Tranche L, while the interest rate charged on the borrowings is the 3-month London Interbank Offer Rate (“LIBOR”) plus a spread of 175 basis points. At September 30, 2020, the Master Fund had $10,333 payable on the unused portion of Tranche L and there were no outstanding payables for interest on borrowings. For the period ended September 30, 2020, there were no borrowings on Tranche L and Trance U. The interest rate charged on the borrowing of Tranche U is the 3-month LIBOR plus a spread of 115 basis points. There were no outstanding borrowing of the Facility at September 30, 2020.

9.	INDEMNIFICATION

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2020 (Unaudited)

10.	COMMITMENTS

As of September 30, 2020, the Master Fund had outstanding investment commitments to Adviser Funds totaling $43,253,416. Two Adviser Funds in the Private Investment Strategy have commitments denominated in Euros, and two Adviser Funds have commitments denominated in Pound Sterling. At September 30, 2020, the unfunded commitments for these Adviser Funds totaled €1,040,010 and £905,680, respectively. At September 30, 2020, the exchange rate used for the conversion was 1.17 USD/EUR and 1.29 USD/GBP. The U.S. Dollar equivalent of these commitments is included in the Master Fund’s total unfunded commitment amount. Unfunded commitments related to the Adviser Funds represent an obligation to fund commitments made once the amounts are drawn upon or called. Amounts are not recorded as an investment or a liability until they are due.

11.	RISK FACTORS

An investment in the Master Fund involves significant risks, including leverage risk, interest rate risk, liquidity risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Master Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Master Fund’s investments. The Master Fund generally does not employ leverage. However, certain Adviser Funds may employ leverage, either synthetically or through borrowed funds, which can enhance returns or increase losses on smaller changes in the value of an underlying investment. Adviser Funds that invest in fixed income securities may be subject to interest rate risk, where changes in interest rates affect the value of the underlying fixed income investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. Investments in the Adviser Funds may be restricted from early redemptions or subject to fees for early redemptions as part of contractual obligations agreed to by the Investment Manager on behalf of the Master Fund. Adviser Funds may have initial lock-up periods, the ability to suspend redemptions, or employ the use of side pockets, all of which may affect the Master Fund’s liquidity in the respective Adviser Fund.

Adviser Funds generally require the Master Fund to provide advanced notice of its intent to redeem the Master Fund’s total or partial interest and may delay or deny a redemption request depending on the Adviser Funds’ governing agreements. Interests in the Master Fund provide limited liquidity since Limited Partners will not be able to redeem interests on a daily basis because the Master Fund is a closed-end fund. Therefore, investment in the Master Fund is suitable only for investors who can bear the risks associated with the limited liquidity of interests and should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met.

The Master Fund’s investments may be made in a number of different currencies. Any returns on, and the value of, such investments may therefore be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Master Fund’s investments are denominated against the U.S. dollar may result in a decrease in value of the Master Fund’s partners’ capital.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2020 (Unaudited)

12.	FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Master Fund’s financial performance. The total returns in the table represent the rate that a typical Limited Partner would be expected to have earned or lost on an investment in the Master Fund.

The ratios and total return amounts are calculated based on the Limited Partner group taken as a whole. An individual Limited Partner’s results may vary from those shown below due to the timing of capital transactions and Performance Allocation.

The ratios are calculated by dividing total dollars of net investment income or expenses, as applicable, by the average of total monthly Limited Partners’ capital.

Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period.

	For the period ended September 30, 2020 (Unaudited)	For the Years Ended March 31,
		2020	2019	2018	2017	2016
Total return before Performance Allocation	7.16%[2]	(9.73)%	10.41%	7.69%	6.03%	(5.62)%
Total return after Performance Allocation	7.16%[2]	(9.74)%	9.72%	7.51%	6.03%	(5.61)%
Partners’ capital, end of year (000’s)	$287,055	$299,318	$419,786	$482,268	$579,200	$687,882
Portfolio turnover rate	1.77%[2]	7.96%	9.62%	18.90%	6.49%	8.20%
Ratio of net investment income/(loss), excluding Performance Allocation	(1.51)%[3]	(0.53)%	(0.64)%	(0.79)%	(0.36)%	3.33%
Ratio of other operating expenses to average partners’ capital	1.55%[3]	1.43%	1.36%	1.36%	1.25%	1.23%
Ratio of credit facility fees and interest expense to average partners’ capital	0.08%[3]	0.07%	0.05%	0.08%	0.09%	0.12%
Operating expenses, excluding Performance Allocation	1.63%[3]	1.50%	1.41%	1.44%	1.34%	1.35%
Performance Allocation	0.00%[2]	0.01%	0.69%	0.18%	0.00%	(0.01)%[1]
Total Operating expenses and Performance Allocation	1.63%[3]	1.51%	2.10%	1.62%	1.34%	1.34%

[1]	Reversal of accrued Performance Allocation from April 1, 2015 to December 31, 2015

[2]	Not Annualized

[3]	Annualized

13. RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon- the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has elected not to early adopt the removed or modified disclosures and has elected to delay adoption of the additional disclosures under ASU 2018-13. Management has adopted the changes under ASU 2018-13.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Concluded)

As of and for the period ended September 30, 2020 (Unaudited)

14.	SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no other subsequent events that required adjustment to our disclosure in the financial statements except for the following:

The Investment Manager recommended to the Board that a tender offer in an amount of up to approximately 5.00% of the partners’ capital of the Master Fund be made for the quarter ending September 30, 2020 to those Limited Partners who elect to tender their interests prior to the expiration of the tender offer period. The Board approved such recommendation and Limited Partners in the Master Fund were notified of the tender offer’s expiration date on September 24, 2020, and submitted tender requests from October 1, 2020 through the date of expiration of the tender offer totaling approximately $14,534,953.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Board of Directors
(Unaudited)

The identity of the Board members (each a “Director”) and brief biographical information is set forth below. The business address of each Director is care of Hatteras Investment Partners, 8510 Colonnade Center Drive, Suite 150, Raleigh, NC 27615. The term of office of each Director is from the time of such Director’s election and qualification until his or her successor shall have been elected and shall have qualified, or until he or she is removed, resigns or is subject to various disabling events such as death or incapacity. A Director may resign upon 90 days’ prior written notice to the Board and may be removed either by a vote of a majority of the Board not subject to the removal vote or of Limited Partners holding not less than two-thirds of the total number of votes eligible to be cast by all of the Limited Partners.

Name & Date of Birth	Position(s) Held with the Feeder Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex[1] Overseen by Director
INTERESTED DIRECTOR
David B. Perkins[2] July, 1962	President and Chairman of the Board of Directors	Since Inception	President and Trustee, each fund in the Fund Complex (2004 to Present); Chief Executive Officer of Hatteras Investment Partners, LP (2014 to Present); Co-Founder of Hatteras Investment Partners LLC and its affiliated entities (“Hatteras Funds”) in 2003.	6
INDEPENDENT DIRECTORS
H. Alexander Holmes May, 1942	Director; Audit Committee Member	Since Inception	Founder, Holmes Advisory Services, LLC, a financial consultation firm (1993 to Present).	6
Steve E. Moss, CPA February, 1953	Director; Audit Committee Member	Since Inception	Principal, Holden, Moss, Knott, Clark & Copley, PA, accountants and business consultants (1996 to Present).	6
Gregory S. Sellers May, 1959	Director; Audit Committee Member	Since Inception	Chief Financial Officer, Chief Operating Officer, Spectrum Consultants, Inc., a sales marketing firm in the prior housing industry (2015 to present); Chief Financial Officer, Imagemark Business Services, Inc., a provider of marketing and print communications solutions (2009 to Present).	6
Thomas Mann February, 1950	Director; Audit Committee Member	Since 2013	Private Investor (2012 to Present).	6

[1]	The “Fund Complex” consists of, as of September 30, 2020, the Feeder Funds, the Master Fund, and Hatteras VC Co-Investment Fund II, LLC.
[2]	Deemed to be an “interested” Director of the Master Fund because of his affiliations with Hatteras Funds.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Fund Management
(Unaudited)

Set forth below is the name, date of birth, position with the Master Fund, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Master Fund. The business address of each officer is care of Hatteras Investment Partners, 8510 Colonnade Center Drive, Suite 150, Raleigh, NC 27615.

Name & Date of Birth	Position(s) Held with the Feeder Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex[1] Overseen by Officer
OFFICERS
Andrew P. Chica September, 1975	Chief Compliance Officer	Since 2008

Compliance Director, Cipperman Compliance Services (from 2019 to present); Chief Compliance Officer, Hatteras Investment Partners (from 2014 to 2019); Chief Compliance Officer, Hatteras Investment Partners and Hatteras Capital Investment Management (from 2007 to 2014), Chief Compliance Officer, Hatteras Alternative Mutual Funds, LLC (from 2009 to 2014).

N/A
Allison Zollicoffer March, 1956	Treasurer	Since 2019

Chief Financial Officer, Hatteras Investment Partners (2018 to present); self-employed as Fractional CFO/Financial Consultant with companies in wholesale distribution, real estate, specialty apparel and light manufacturing (since 2012).

N/A
Brittney L. Chick-Reny February, 1993	Secretary	Since 2019	Director of Operations,Hatteras Investment Partners (2019 to present); Operations Associate (2019).	N/A

[1]	The “Fund Complex” consists of, as of September 30, 2020, the Feeder Funds, the Master Fund, and Hatteras VC Co-Investment Fund II, LLC.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Other Information
(Unaudited)

PROXY VOTING

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities and the Master Fund’s record of actual proxy votes cast during the period ended June 30, 2019 is available at http://www.sec.gov and by calling 1-800-504-9070 and may be obtained at no additional charge.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Master Fund’s Form N-PORT is available, without charge and upon request, on the SEC’s website at http://www.sec.gov.

Hatteras Core Alternatives Funds

8510 Colonnade Center Drive, Suite 150
Raleigh, NC 27615

Investment Manager and Fund Servicing Agent

Hatteras Funds, LP
d/b/a Hatteras Investment Partners
8510 Colonnade Center Drive, Suite 150
Raleigh, NC 27615

Sub-Adviser

Portfolio Advisors, LLC
9 Old Kings Highway South
Darien, CT 06820

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Fund Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103

Administrator and Fund Accountant

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
811 East Wisconsin Ave.
Milwaukee WI 53202

Custodian

U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

Distributor

Hatteras Capital Distributors, LLC
8510 Colonnade Center Drive, Suite 150
Raleigh, NC 27615

HATTERASINVESTMENTPARTNERS.COM / T: 919.846.2324 / F: 919.846.3433

8510 COLONNADE CENTER DRIVE / SUITE 150 / RALEIGH, NC 27615-6520

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)	The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period ended on September 30, 2020, reported on this Form N-CSR.

Item 13. Exhibits.

(a)	(1) Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant's independent public accountant. There was no change in the registrant's independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras Master Fund, L.P.

By (Signature and Title)	/s/ David B. Perkins
David B. Perkins, President

Date	12/10/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David B. Perkins
David B. Perkins, President

Date	12/10/2020

By (Signature and Title)	/s/ Allison Zollicoffer
Allison Zollicoffer, Treasurer

Date	12/10/2020

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